                AIM TRIMARK ENDEAVOR FUND -- CLASS A, B, C AND R

                        Supplement dated February 1, 2007
                    to the Prospectus dated February 28, 2006
           as supplemented April 21, 2006, May 8, 2006, July 5, 2006
                             and September 20, 2006

The following information replaces in its entirety the information appearing under the heading "FUND MANAGEMENT -- PORTFOLIO MANAGER(s)" on pages 7 & 8 of the prospectus:

     "The following individuals are jointly and primarily responsible for the day-to-day management of the fund's portfolio:

         - Geoff MacDonald (lead manager), Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the subadvisor and/or its affiliates since 1998. As the lead manager, Mr. MacDonald generally has final authority over all aspects of the fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which Mr. MacDonald may perform these functions and the nature of these functions, may change from time to time.

         - Clayton Zacharias, Portfolio Manager, who has been responsible for the fund since 2007 and has been associated with the subadvisor and/or its affiliates since 2002.

         More information on these portfolio managers may be found on the advisor's website http://www.aiminvestments.com. The website is not a part of this prospectus.

         The fund's Statement of Additional Information provides additional information about the portfolio managers' investments in the fund, a description of their compensation structure, and information regarding other accounts they manage."

                                RETAIL CLASSES OF

                           AIM DEVELOPING MARKETS FUND
                           AIM GLOBAL HEALTH CARE FUND
                            AIM TRIMARK ENDEAVOR FUND
                                AIM TRIMARK FUND
                        AIM TRIMARK SMALL COMPANIES FUND

                   (SERIES PORTFOLIOS OF AIM INVESTMENT FUNDS)

                    Supplement dated February 1, 2007 to the
          Statement of Additional Information dated February 28, 2006 as supplemented March 24, 2006, March 31, 2006,
               June 30, 2006, August 1, 2006, September 20, 2006
                             and December 13, 2006


The following information replaces in its entirety the information appearing under the heading "PORTFOLIO MANAGER FUND HOLDINGS AND INFORMATION ON OTHER MANAGED ACCOUNTS -- AIM TRIMARK ENDEAVOR FUND" on page H-1 of the Statement of Additional Information. The following table reflects information as of October 31, 2005 (except as noted):


--------------------------------------------------------------------------------------------------------------------------
                     DOLLAR RANGE
                          OF                                          OTHER POOLED INVESTMENT
PORTFOLIO MANAGER    INVESTMENTS    OTHER REGISTERED MUTUAL FUNDS       VEHICLES (ASSETS IN           OTHER ACCOUNTS
                   IN EACH FUND(1)      (ASSETS IN MILLIONS)                 MILLIONS)            (ASSETS IN MILLIONS)(2)
--------------------------------------------------------------------------------------------------------------------------
                                    NUMBER OF         ASSETS        NUMBER OF        ASSETS        NUMBER OF     ASSETS
                                     ACCOUNTS                        ACCOUNTS                      ACCOUNTS
--------------------------------------------------------------------------------------------------------------------------
                                                    AIM TRIMARK ENDEAVOR FUND
--------------------------------------------------------------------------------------------------------------------------
Geoff MacDonald         None(3)          None           None              5           $9,057.2      None         None

--------------------------------------------------------------------------------------------------------------------------
Clayton Zacharias(4)    None(3)         None           None               3           $8,380.6       None        None

--------------------------------------------------------------------------------------------------------------------------

------------------------

(1) This column reflects investments in a Fund's shares owned directly by a portfolio manager or beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended). A portfolio manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.

(2) These are accounts of individual investors for which AIM's affiliate, AIM Private Asset Management, Inc. ("APAM") provides investment advice. APAM offers separately managed accounts that are managed according to the investment models developed by AIM's portfolio managers and used in connection with the management of certain AIM funds. APAM accounts may be invested in accordance with one or more of those investment models and investments held in those accounts are traded in accordance with the applicable models.

(3) Shares of the Funds are not sold in Canada, where the portfolio management is domiciled. Accordingly, no portfolio manager may invest in the Funds.

(4) Mr. Zacharias will begin serving as portfolio manager on AIM Trimark Endeavor Fund on February 1, 2007. The information provided for Mr. Zacharias is as of December 31, 2006.

                          INSTITUTIONAL CLASS SHARES OF

                           AIM DEVELOPING MARKETS FUND
                            AIM TRIMARK ENDEAVOR FUND
                                AIM TRIMARK FUND
                        AIM TRIMARK SMALL COMPANIES FUND

                        Supplement dated February 1, 2007
                    to the Prospectus dated February 28, 2006
      as supplemented March 24, 2006, April 21, 2006 and September 20, 2006


The following information replaces in its entirety the information appearing under the heading "FUND MANAGEMENT -- PORTFOLIO MANAGER(S) -- ENDEAVOR" on page 12 of the prospectus:

         - "Geoff MacDonald (lead manager), Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the subadvisor and/or its affiliates since 1998.

         - Clayton Zacharias, Portfolio Manager, who has been responsible for the fund since 2007 and has been associated with the subadvisor and/or its affiliates since 2002."

                            INSTITUTIONAL CLASSES OF

                           AIM DEVELOPING MARKETS FUND
                            AIM TRIMARK ENDEAVOR FUND
                                AIM TRIMARK FUND
                        AIM TRIMARK SMALL COMPANIES FUND

                   (SERIES PORTFOLIOS OF AIM INVESTMENT FUNDS)

                    Supplement dated February 1, 2007 to the
           Statement of Additional Information dated February 28, 2006 as supplemented March 24, 2006, March 31, 2006, August 1, 2006, September 20,
                           2006 and December 13, 2006


The following information replaces in its entirety the information appearing under the heading "PORTFOLIO MANAGER FUND HOLDINGS AND INFORMATION ON OTHER MANAGED ACCOUNTS -- AIM TRIMARK ENDEAVOR FUND" on page H-1 of the Statement of Additional Information. The following table reflects information as of October 31, 2005 (except as noted):


                     DOLLAR RANGE
                          OF                                          OTHER POOLED INVESTMENT
PORTFOLIO MANAGER    INVESTMENTS    OTHER REGISTERED MUTUAL FUNDS       VEHICLES (ASSETS IN           OTHER ACCOUNTS
                    IN EACH FUND(1)      (ASSETS IN MILLIONS)                MILLIONS)             (ASSETS IN MILLIONS)(2)
------------------- --------------- ----------- ------------------- ----------------------------- ------------------------
                                    NUMBER OF         ASSETS        NUMBER OF        ASSETS        NUMBER OF     ASSETS
                                     ACCOUNTS                        ACCOUNTS                      ACCOUNTS
--------------------------------------------------------------------------------------------------------------------------
                                                   AIM TRIMARK ENDEAVOR FUND
--------------------------------------------------------------------------------------------------------------------------
Geoff MacDonald          None(3)          None           None              5           $9,057.2       None        None

--------------------------------------------------------------------------------------------------------------------------
Clayton Zacharias(4)     None(3)          None           None              3           $8,380.6       None         None
--------------------------------------------------------------------------------------------------------------------------

----------------

(1) This column reflects investments in a Fund's shares owned directly by a portfolio manager or beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended). A portfolio manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.

(2) These are accounts of individual investors for which AIM's affiliate, AIM Private Asset Management, Inc. ("APAM") provides investment advice. APAM offers separately managed accounts that are managed according to the investment models developed by AIM's portfolio managers and used in connection with the management of certain AIM funds. APAM accounts may be invested in accordance with one or more of those investment models and investments held in those accounts are traded in accordance with the applicable models.

(3) Shares of the Funds are not sold in Canada, where the portfolio management is domiciled. Accordingly, no portfolio manager may invest in the Funds.

(4) Mr. Zacharias will begin serving as portfolio manager on AIM Trimark Endeavor Fund on February 1, 2007. The information provided for Mr. Zacharias is as of December 31, 2006.